Acquisition of subsidiaries - Narrative (Details) - BRL (R$) R$ in Thousands	Nov. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)		R$ (44,290)	R$ (328,485)		R$ (316,731)
Cash paid			87,112		127,547
Consideration transferred			R$ 151,985		R$ 302,468
Referencia Agroinsumos
Disclosure of detailed information about business combination [line items]
Cash paid				R$ 67,112
Consideration transferred				102,112
Deferred consideration payable				R$ 35,000
CORAM
Disclosure of detailed information about business combination [line items]
Cash paid	R$ 20,000
Consideration transferred	49,873
Consideration paid (received)	49,900
Deferred consideration payable	R$ 29,900